SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jan. 02, 2019	Dec. 31, 2018	Dec. 13, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 13, 2016	May 15, 2015
Allowance for doubtful accounts	$ 18,168			$ 0			$ 0
Stock-based compensation	775,700	$ 23,250
Reduction of the derivative liability on warrants			$ 2,261,039	1,182,750		$ 255,294	458,072
Accumulated deficit	(20,333,818)			(21,233,083)			$ (17,075,829)
Cumulative effect adjustment reduction of accumulated deficit			$ 2,261,039
Right-of-use asset	100,681
Lease liability	$ 100,681
January1, 2019 [Member]
Reduction of the derivative liability on warrants				720,000
Cumulative effect adjustment reduction of accumulated deficit				$ 720,000
BiVi [Member]
Ownership percentage	51.00%			51.00%					51.00%
Bellissima Spirits LLC [Member]
Ownership percentage	51.00%				51.00%			51.00%
Green Grow Farms, Inc. [Member]
Ownership percentage	51.00%